Assets Held For Sale (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Loss on assets held for sale		$ 0	$ (137)	$ 486
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale			260
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Track and Roadway [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss, pre-tax	$ 486
Loss on assets held for sale	$ 363
Non-Core Lines [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss recovery, pre-tax			137
Loss recovery, after-tax			$ 102